INVENTORIES - Inventories (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
INVENTORIES
Merchandise	¥ 7,401,509		¥ 6,853,202
Inventories	¥ 7,401,509	$ 1,161,458	¥ 6,853,202